Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 29,720	$ 20,307
Accrued bonuses and other compensation-related liabilities	30,460	13,541
Sales tax	10,358	6,073
Interest payable	262	1,212
Due to processors	6,497	3,644
Due to merchants not related to segregated funds	14,991	14,823
Other accrued liabilities	9,560	5,179
Trade and other current payables	$ 101,848	$ 64,779